Significant Accounting Policies (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 18, 2024	Mar. 21, 2022	Jun. 30, 2024	Oct. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Significant Accounting Policies [Line Items]
Assets held in the trust account (in Dollars)					$ 18,666,931	$ 55,495,253
Distributed amount (in Dollars)			$ 13,653
Common stock subject to possible redemption shares					1,595,871	4,991,461
Federal deposit insurance corporation limit (in Dollars)					$ 250,000
Warrant [Member]
Significant Accounting Policies [Line Items]
Purchase of aggregate shares					5,750,000	270,250
Converted shares					27,025
Unit Purchase Options [Member]
Significant Accounting Policies [Line Items]
Purchase of units					270,250
Option [Member]
Significant Accounting Policies [Line Items]
Purchase of aggregate shares					270,250
Business Combination [Member]
Significant Accounting Policies [Line Items]
Converted shares						270,250
Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Purchase of aggregate shares		5,750,000			6,101,250	6,101,250
Initial Public Offering [Member] | Business Combination [Member]
Significant Accounting Policies [Line Items]
Convert into aggregate shares					610,125	610,125
Working Capital and Extension Loans [Member]
Significant Accounting Policies [Line Items]
Purchase of aggregate shares					232,500	232,500
Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption shares	3,395,590		3,395,590	758,539
Redemption value (in Dollars)	$ 38,044,345,000,000		$ 38,030,691	$ 8,157,801